Shareholders' equity - Subscribed and paid-in capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MXN ($) shares	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Contributed Capital	$ 15,110	$ 300,822	$ 301,739	$ 303,394
Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding	340,345,556	340,345,556	344,004,973	344,004,973
Contributed Capital | $		$ 262,447	$ 265,269	$ 265,269
Series BB Class I
Disclosure of classes of share capital [line items]
Number of Shares, outstanding	49,766,000	49,766,000	49,766,000	49,766,000
Contributed Capital | $		$ 38,375	$ 38,375	$ 38,375
Treasury Series B Class I
Disclosure of classes of share capital [line items]
Number of Shares, held in treasury	390,111,556	390,111,556	(2,470,158)	(324,507)
Contributed capital, held in treasury | $		$ 300,822	$ (1,905)	$ (250)
Common stock
Disclosure of classes of share capital [line items]
Number of Shares, outstanding	390,111,556	390,111,556	391,300,815	393,446,466	393,446,466
Contributed Capital	$ 300,822		$ 301,739	$ 303,394